Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ (1,005)	¥ 168	¥ (15,417)
Amortization of net actuarial loss (gain)	856	959	(15)
Prior service credit due to amendments	(5)	(34)	(88)
Amortization of prior service credit	(912)	(925)	(928)
Amortization of transition obligation	45	45	49
Plan curtailments and settlements	0	0	(92)
Total recognized in other comprehensive income (loss), pre-tax	(1,021)	213	(16,491)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	(2,417)	8,585	7,881
Amortization of net actuarial loss (gain)	38	617	1,336
Prior service credit due to amendments	0	(1)	0
Amortization of prior service credit	(123)	(96)	(113)
Amortization of transition obligation	4	4	3
Foreign currency exchange rate change	(354)	930	307
Total recognized in other comprehensive income (loss), pre-tax	¥ (2,852)	¥ 10,039	¥ 9,414